Leases (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Leases [Abstract]
Operating lease expense	$ 1,120,629	$ 142,757	$ 1,156,024	$ 1,177,995
Short term operating lease expense			$ 27,467	$ 86,395